Unaudited Condensed Statements of Changes in Stockholders’ Equity - USD ($)		Class A Common Stock	Class B Common Stock		Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Aug. 20, 2020
Balance (in Shares) at Aug. 20, 2020
Issuance of Class B common stock to Sponsor	[1]		$ 288		24,712		25,000
Issuance of Class B common stock to Sponsor (in Shares)	[1]		2,875,000
Net loss						(1,032)	(1,032)
Balance at Dec. 31, 2020			$ 503		24,497	(1,032)	23,968
Balance (in Shares) at Dec. 31, 2020			5,031,250	[2]
Sale of shares in initial public offering, gross		$ 2,013			201,247,987		201,250,000
Sale of shares in initial public offering, gross (in Shares)		20,125,000
Offering costs					(11,455,480)		(11,455,480)
Sale of private placement shares to Sponsor in private placement		$ 60			6,024,940		6,025,000
Sale of private placement shares to Sponsor in private placement (in Shares)		602,500
Common stock subject to possible redemption		$ (1,907)			(190,673,383)		(190,675,290)
Common stock subject to possible redemption (in Shares)		(19,067,529)
Net loss						(168,193)	(168,193)
Balance at Mar. 31, 2021		$ 166	$ 503		$ 5,168,561	$ (169,225)	$ 5,000,005
Balance (in Shares) at Mar. 31, 2021		1,659,971	5,031,250	[2]

[1]	This number includes up to 375,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.
[2]	At December 31, 2020, the shares and the associated amounts have been retroactively restated to reflect a 1:1½ stock split of each outstanding share of Class B common stock on February 5, 2021 and a 1:1¹⁄₆ stock split of each outstanding share of Class B common stock on February 16, 2021, resulting in an aggregate of 5,031,250 shares of Class B common stock outstanding (see Note 4).